Deferred revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	2011	2010
Hires collected in advance	$3,905	$6,643
Charter revenue resulting from varying charter rates	-	1,901
Unamortized balance of time charter attached	4,231	9,345
Total	$8,136	$17,889
Less current portion	$(8,136)	$(13,662)
Non-current portion	$-	$4,227